Commitments	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments

11. Commitments:

The Company leases office facilities in Vancouver, British Columbia, Canada, British West Indies and Netanya, Israel. These office facilities are leased under operating lease agreements.

During the year ended December 31, 2020, the Company signed a five-year lease for a facility in Vancouver, Canada, commencing April 1, 2020 and ending March 2024. The Company accounts for the lease in accordance with ASU 2016-02 (Topic 842) and recognizes a right-of-use asset and operating lease liability. The lease on the Vancouver office expired on March 31, 2024 and was not renewed. Our Canadian staff will continue to work on a virtual basis.

The Netanya, Israel operating lease expired on July 14, 2017, but unless 3 months’ notice is given it automatically renews for a future 12 months until notice is given. During the year ended December 31, 2023, the lease was extended for a further 12 months. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

Minimum lease payments under these leases are approximately as follows:

2024	$11,743

The Company paid rent expense totaling $16,961 for the quarter ended September 30, 2024 (September 30, 2023 - $28,535).

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman		$164,800
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	CAD$	221,450
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$	247,200

As at September 30, 2024, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss and Mr. Bean. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at September 30, 2024, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $2,436 (September 30, 2023 - $7,132) for the quarter ended September 30, 2024 and $10,646 (September 30, 2023 - $15,540) for the Nine months ended September 30, 2024.